Effect of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Conversion foreign exchange gains (losses) recognized in the result of the year.	$ (2,169)	$ (16,597)	$ (1,299)
Gains (losses) on exchange differences on translation, before tax	788	(1,220)	(5,446)
Equity attributable to owners of the Parent [member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	562	(1,394)	(5,450)
Non-controlling interests [member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 226	$ 174	$ 4